Fair Value Measurement of Financial Instruments (Tables)	12 Months Ended
Oct. 31, 2024
Fair Value Measurement of Financial Instruments [Abstract]
Schedule of Fair Values of Financial Assets	The following table gives information about how the fair values of these financial assets are determined (in particular, the valuation technique(s) and inputs used).
	Fair value as of
	October 31,		Fair value	Valuation technique(s)
Financial assets	2024	2023	hierarchy	and key inputs
	US$	US$
Financial assets at FVTPL - listed equity securities	23,485	-	Level 1	Quoted prices in active market
Financial assets at FVTPL - unlisted equity securities	1,191	488	Level 2	The fair values of unlisted equity investments are determined with reference to the recent transaction price of the investments.
Movie income right investments	6,463	1,605	Level 2	The fair values of unlisted equity investments are determined with reference to the recent transaction price of the investments.
Movie income right investments	5,660	3,918	Level 3	Income approach - in this approach, the discounted cash flow method was used to capture the present value of the expected future economic benefits to be derived from the investments in these movie income right investments, based on an appropriate discount rate.

Schedule of Reconciliation of Level 3 Fair Value Measurements

Reconciliation of Level 3 fair value measurements

Movie income right investments
US$
As of May 1, 2023	13,924
Total gains in profit or loss	16,281
Disposals	(25,550)
Exchange realignment	(737)
As of October 31, 2023	3,918
Transfer from Level 2	1,605
Exchange realignment	137
As of October 31, 2024	5,660